Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2014
Assets held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets held-for-sale

end of	6M14	2013
German private banking business (CHF million)
Cash	277	960
Loans	686	575
Other assets	16	18
Total assets held-for-sale	979	1,553
CFIG (CHF million)
Fees receivable	–	8
Goodwill	–	23
Total assets held-for-sale	–	31
Bank (CHF million)
Total assets held-for-sale	979	1,584

Liabilities held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Liabilities held-for-sale

end of	6M14	2013
German private banking business (CHF million)
Deposits	696	1,118
Other liabilities	46	22
Total liabilities held-for-sale	742	1,140
Bank (CHF million)
Total liabilities held-for-sale	742	1,140

Income/(loss) from discontinued operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations

in	6M14	6M13
Operations-related (CHF million)
Net revenues	24	142
of which German private banking business	20	26
of which ETF business	–	29
of which Strategic Partners	–	28
of which CFIG	0	56
Operating expenses	28	111
of which German private banking business	26	38
of which ETF business	–	20
of which Strategic Partners	–	8
of which CFIG	0	41
Income tax expense/(benefit)	1	22
of which German private banking business	0	(1)
of which ETF business	–	5
of which Strategic Partners	–	9
of which CFIG	0	9
Income/(loss), net of tax	(5)	9
of which German private banking business	(6)	(11)
of which ETF business	–	4
of which Strategic Partners	–	11
of which CFIG	0	6
Transaction-related (CHF million)
Gain on disposal	91	–
of which CFIG	91	–
Operating expenses	41	20
of which German private banking business	35	–
of which ETF business	–	6
of which Strategic Partners	–	12
of which CFIG	0	2
Income tax expense/(benefit)	39	(8)
of which ETF business	–	(2)
of which Strategic Partners	–	(5)
of which CFIG	42	(1)
Income/(loss), net of tax	11	(12)
of which German private banking business	(35)	–
of which ETF business	–	(4)
of which Strategic Partners	–	(7)
of which CFIG	49	(1)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	6	(3)
of which German private banking business	(41)	(11)
of which ETF business	–	0
of which Strategic Partners	–	4
of which CFIG	49	5